UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 105
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 105
Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2020

Item 1(a).  Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2020

WBI BullBear Rising Income 3000 ETF | WBIE

WBI BullBear Value 3000 ETF | WBIF

WBI BullBear Yield 3000 ETF | WBIG

WBI BullBear Quality 3000 ETF | WBIL

WBI BullBear Global Income ETF | WBII

WBI Power Factor® High Dividend ETF | WBIY

WBI BullBear Trend Switch US 3000 Total Return ETF | WBIT

WBI BullBear Trend Switch US Total Return ETF | WBIN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer being sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Absolute Shares Trust
Table of Contents

Portfolio Allocations	1

Schedules of Investments	2

Statements of Assets and Liabilities	11

Statements of Operations	13

Statements of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	21

Expense Examples	31

Information About the Portfolio Holdings	33

Information About Proxy Voting	33

Information About the Funds’ Trustees	33

Frequency Distributions of Premiums and Discounts

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Absolute Shares Trust
Portfolio Allocations

As of December 31, 2020 (Unaudited)

WBI BullBear Rising Income 3000 ETF
Percentage of
Industry Group	Net Assets
Pharmaceuticals, Biotechnology
& Life Sciences	15.9%
Capital Goods	15.5%
Software & Services	13.1%
Banks	12.6%
Retailing	6.9%
Materials	6.7%
Transportation	5.8%
Food, Beverage & Tobacco	5.3%
Health Care Equipment & Services	4.6%
Consumer Services	4.4%
Consumer Durables & Apparel	4.1%
Technology Hardware & Equipment	2.1%
REITS	2.0%
Short-Term Investments and
Other Assets and Liabilities	1.0%
TOTAL	100.0%

WBI BullBear Value 3000 ETF
Percentage of
Industry Group	Net Assets
Pharmaceuticals, Biotechnology
& Life Sciences	15.5%
Retailing	14.0%
Insurance	13.7%
Consumer Durables & Apparel	8.8%
Diversified Financials	7.9%
Media & Entertainment	7.8%
Software & Services	7.7%
Health Care Equipment & Services	4.4%
Banks	4.3%
Food, Beverage & Tobacco	4.3%
Transportation	4.1%
Short-Term Investments and
Other Assets and Liabilities	3.4%
Technology Hardware
& Equipment	2.1%
Materials	2.0%
TOTAL	100.0%

WBI BullBear Yield 3000 ETF
Percentage of
Industry Group	Net Assets
Insurance	20.6%
Food, Beverage & Tobacco	17.7%
Pharmaceuticals, Biotechnology
& Life Sciences	15.7%
Software & Services	7.3%
Utilities	7.1%
Technology Hardware
& Equipment	6.1%
Short-Term Investments and
Other Assets and Liabilities	6.0%
Retailing	5.4%
Banks	4.6%
Transportation	4.0%
REITS	2.6%
Materials	2.0%
Health Care Equipment & Services	0.9%
TOTAL	100.0%

WBI BullBear Quality 3000 ETF
Percentage of
Industry Group	Net Assets
Retailing	16.4%
Pharmaceuticals, Biotechnology
& Life Sciences	16.1%
Software & Services	13.8%
Consumer Durables & Apparel	13.0%
Capital Goods	11.8%
Banks	8.5%
Transportation	6.8%
Materials	6.6%
Technology Hardware
& Equipment	2.2%
REITS	2.1%
Food & Staples Retailing	1.8%
Short-Term Investments and
Other Assets and Liabilities	0.9%
TOTAL	100.0%

WBI BullBear Global Income ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	98.4%
Short-Term Investments and
Other Assets and Liabilities	1.6%
TOTAL	100.0%

WBI Power Factor® High Dividend ETF
Percentage of
Industry Group	Net Assets
Banks	20.2%
Energy	18.8%
Telecommunication Services	9.5%
Materials	8.9%
Food, Beverage & Tobacco	7.9%
Technology Hardware
& Equipment	7.1%
Pharmaceuticals, Biotechnology
& Life Sciences	4.9%
Software & Services	4.7%
Media & Entertainment	4.5%
Insurance	4.3%
Food & Staples Retailing	4.2%
Consumer Services	2.0%
Diversified Financials	1.3%
Utilities	1.0%
Short-Term Investments and
Other Assets and Liabilities	0.7%
TOTAL	100.0%

WBI BullBear Trend Switch
US 3000 Total Return ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.5%
Short-Term Investments and
Other Assets and Liabilities	0.5%
TOTAL	100.0%

WBI BullBear Trend Switch
US Total Return ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.3%
Short-Term Investments and
Other Assets and Liabilities	0.7%
TOTAL	100.0%

Absolute Shares Trust
WBI BullBear Rising Income 3000 ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 97.0%
Banks — 12.6%
60,463	Bank of America Corp.	$1,832,634
17,256	Citigroup, Inc.	1,064,005
12,851	PNC Financial Services Group, Inc.	1,914,799
		4,811,438
Capital Goods — 15.5%
10,705	Fortune Brands Home & Security, Inc.	917,633
9,823	Huntington Ingalls Industries, Inc.	1,674,625
9,151	L3Harris Technologies, Inc.	1,729,722
29,124	Masco Corp.	1,599,781
		5,921,761
Consumer Durables & Apparel — 4.1%
20,720	Lennar Corp.	1,579,486
Consumer Services — 4.4%
15,418	Yum! Brands, Inc.	1,673,778

Food, Beverage & Tobacco — 5.3%
40,479	Coca-Cola European Partners PLC (c)	2,017,069

Health Care Equipment & Services — 4.6%
8,390	Cigna Corp.	1,746,630
Materials — 6.7%
16,213	Newmont Corp.	970,997
2,173	Sherwin-Williams Company	1,596,959
		2,567,956
Pharmaceuticals, Biotechnology & Life Sciences — 15.9%
29,343	AstraZeneca PLC — ADR +(c)	1,466,856
5,948	CRISPR Therapeutics AG *+(c)	910,698
8,187	Iovance Biotherapeutics, Inc. *+	379,877
2,578	Johnson & Johnson	405,726
12,625	Novavax, Inc. *+	1,407,814
29,854	Pfizer, Inc.	1,098,926
2,253	Sarepta Therapeutics, Inc. *+	384,114
		6,054,011
Retailing — 6.9%
3,572	Advance Auto Parts, Inc.	562,625
8,235	Lowe’s Companies, Inc.	1,321,800
11,203	TJX Companies, Inc.	765,053
		2,649,478
Software & Services — 13.1%
19,933	Booz Allen Hamilton Holding Corp.	1,737,759
10,568	Broadridge Financial Solutions, Inc.	1,619,018
3,270	Microsoft Corp.	727,313
799	Shopify, Inc. *(c)	904,428
		4,988,518
Technology Hardware & Equipment — 2.1%
6,148	Apple, Inc.	815,778

Transportation — 5.8%
5,298	Landstar System, Inc.	713,429
8,914	United Parcel Service, Inc. — Class B	1,501,117
		2,214,546
TOTAL COMMON STOCKS
(Cost $35,623,461)		37,040,449

REITS — 2.0%

Real Estate — 2.0%
26,601	Iron Mountain, Inc. +	784,197
TOTAL REITS
(Cost $730,724)		784,197

SHORT TERM INVESTMENTS — 9.9%
3,779,093	U.S. Bank Money Market
	Deposit Account, 0.01%	3,779,093
TOTAL SHORT TERM INVESTMENTS
(Cost $3,779,093)		3,779,093

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 14.0%
5,337,499	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	5,337,499
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,337,499)		5,337,499
TOTAL INVESTMENTS — 122.9%
(Cost $45,470,777)		46,941,238
Liabilities in Excess of Other Assets — (22.9)%		(8,742,896)
NET ASSETS — 100.0%		$38,198,342
_________

PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $5,066,543.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 9.12%, Switzerland: 2.38%, Canada: 2.37%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 96.6%
Banks — 4.3%
55,803	Fifth Third Bancorp	$1,538,489
Consumer Durables & Apparel — 8.8%
81,174	Newell Brands, Inc.	1,723,324
7,563	Polaris Industries, Inc.	720,603
4,200	Whirlpool Corp.	758,058
		3,201,985
Diversified Financials — 7.9%
7,738	Capital One Financial Corp.	764,901
74,356	Jefferies Financial Group, Inc.	1,829,158
1,813	T. Rowe Price Group, Inc.	274,470
		2,868,529
Food, Beverage & Tobacco — 4.3%
10,166	Hershey Company	1,548,587

Health Care Equipment & Services — 4.4%
3,912	Humana, Inc.	1,604,976
Insurance — 13.7%
7,409	Aon PLC +(c)	1,565,300
18,298	Cincinnati Financial Corp. +	1,598,696
91,161	Old Republic International Corp.	1,796,783
		4,960,779
Materials — 2.0%
19,916	Steel Dynamics, Inc.	734,303

Media & Entertainment — 7.8%
73,203	Interpublic Group of Companies, Inc.	1,721,734
6,080	The Walt Disney Company *	1,101,574
		2,823,3080
Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
24,300	AstraZeneca PLC — ADR +(c)	1,214,757
5,713	CRISPR Therapeutics AG *+(c)	874,718
7,725	Iovance Biotherapeutics, Inc. *+	358,440
2,509	Johnson & Johnson	394,866
12,053	Novavax, Inc. *+	1,344,030
28,682	Pfizer, Inc.	1,055,784
2,126	Sarepta Therapeutics, Inc. *+	362,462
		5,605,057
Retailing — 14.0%
6,737	Dollar General Corp.	1,416,791
8,072	Lowe’s Companies, Inc.	1,295,637
9,282	Target Corp.	1,638,552
10,618	TJX Companies, Inc.	725,103
		5,076,083
Software & Services — 7.7%
3,088	Microsoft Corp.	686,833
18,938	Oracle Corp.	1,225,099
763	Shopify, Inc. *(c)	863,678
		2,775,610
Technology Hardware & Equipment — 2.1%
5,804	Apple, Inc.	770,133
Transportation — 4.1%
8,851	United Parcel Service, Inc. — Class B	1,490,508
TOTAL COMMON STOCKS
(Cost $33,758,682)		34,998,347

SHORT TERM INVESTMENTS — 7.2%
2,600,296	U.S. Bank Money Market
	Deposit Account, 0.01%	2,600,296
TOTAL SHORT TERM INVESTMENTS
(Cost $2,600,296)		2,600,296

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 16.2%
5,874,189	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	5,874,189
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,874,189)		5,874,189
TOTAL INVESTMENTS — 120.0%
(Cost $42,233,167)		43,472,832
Liabilities in Excess of Other Assets — (20.0)%		(7,233,233)
NET ASSETS — 100.0%		$36,239,599
_________
PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $5,683,166.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 7.67%, Switzerland: 2.41%, Canada: 2.38%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 91.4%
Banks — 4.6%
25,358	Citigroup, Inc.	$1,563,574
11,634	Prosperity Bancshares, Inc.	806,934
		2,370,508
Food, Beverage & Tobacco — 17.7%
57,007	Coca-Cola European Partners PLC (c)	2,840,659
35,707	General Mills, Inc.	2,099,572
71,767	Kraft Heinz Company	2,487,444
19,975	Philip Morris International, Inc.	1,653,730
		9,081,405
Health Care Equipment & Services — 0.9%
1,152	Humana, Inc.	472,631

Insurance — 20.6%
4,841	Aon PLC (c)	1,022,758
16,790	Assurant, Inc.	2,287,134
65,598	Fidelity National Financial, Inc. +	2,564,226
131,149	Old Republic International Corp.	2,584,947
15,206	Travelers Companies, Inc.	2,134,466
		10,593,531
Materials — 2.0%
28,308	Steel Dynamics, Inc.	1,043,716

Pharmaceuticals, Biotechnology & Life Sciences — 15.7%
38,625	AstraZeneca PLC — ADR+(c)	1,930,864
7,946	CRISPR Therapeutics AG *+(c)	1,216,612
10,983	Iovance Biotherapeutics, Inc. *+	509,611
3,445	Johnson & Johnson	542,174
16,949	Novavax, Inc. *+	1,889,983
40,136	Pfizer, Inc.	1,477,406
3,023	Sarepta Therapeutics, Inc. *+	515,392
		8,082,042
Retailing — 5.4%
4,906	Dollar General Corp.	1,031,732
4,603	Lowe’s Companies, Inc.	738,827
15,091	TJX Companies, Inc.	1,030,564
		2,801,123
Software & Services — 7.3%
4,401	Microsoft Corp.	978,870
23,620	Oracle Corp.	1,527,978
1,086	Shopify, Inc. *(c)	1,229,298
		3,736,146
Technology Hardware & Equipment — 6.1%
8,276	Apple, Inc.	1,098,142
57,270	Corning, Inc.	2,061,720
		3,159,862
Transportation — 4.0%
12,207	United Parcel Service, Inc. — Class B	2,055,659

Utilities — 7.1%
49,383	MDU Resources Group, Inc.	1,300,748
118,242	Vistra Corp.	2,324,638
		3,625,386
TOTAL COMMON STOCKS
(Cost $45,002,660)		47,022,009

REITS — 2.6%
Real Estate — 2.6%
44,403	Iron Mountain, Inc. +	1,309,001
TOTAL REITS
(Cost $1,219,742)		1,309,001

SHORT TERM INVESTMENTS — 6.9%
3,574,193	U.S. Bank Money Market
	Deposit Account, 0.01%	3,574,193
TOTAL SHORT TERM INVESTMENTS
(Cost $3,574,193)		3,574,193
INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 19.1%
9,840,709	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	9,840,709
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $9,840,709)		9,840,709
TOTAL INVESTMENTS — 120.0%
(Cost $59,637,304)		61,745,912
Liabilities in Excess of Other Assets — (20.0)%		(10,284,179)
NET ASSETS — 100.0%		$51,461,733

_________
PLC	Public Limited Company
ADR	American Depository Receipt
*	Non-income producing security.
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $9,433,219.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 11.26%, Canada: 2.39%, Switzerland 2.36%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 97.0%
Banks — 8.5%
72,036	Bank of America Corp.	$2,183,411
25,909	Citigroup, Inc.	1,597,549
		3,780,960
Capital Goods — 11.8%
23,874	Fortune Brands Home & Security, Inc.	2,046,479
18,142	Jacobs Engineering Group, Inc.	1,976,752
14,580	Pentair PLC — ADR (c)	774,052
1,175	W.W. Grainger, Inc.	479,800
		5,277,083
Consumer Durables & Apparel — 13.0%
25,046	Brunswick Corp.	1,909,507
27,357	Lennar Corp.	2,085,424
19,204	Polaris Industries, Inc.	1,829,757
		5,824,688
Food & Staples Retailing — 1.8%
2,169	Costco Wholesale Corp.	817,236

Materials — 6.6%
2,795	Sherwin-Williams Company	2,054,075
24,791	Steel Dynamics, Inc.	914,044
		2,968,119
Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
34,093	AstraZeneca PLC — ADR +(c)	1,704,309
7,154	CRISPR Therapeutics AG *+(c)	1,095,349
9,671	Iovance Biotherapeutics, Inc. *+	448,735
3,106	Johnson & Johnson	488,822
15,218	Novavax, Inc. *+	1,696,959
36,031	Pfizer, Inc.	1,326,301
2,662	Sarepta Therapeutics, Inc. *+	453,844
		7,214,319
Retailing — 16.4%
21,329	eBay, Inc.	1,071,782
13,981	Lowe’s Companies, Inc.	2,244,090
11,446	Target Corp.	2,020,563
14,383	Tractor Supply Company	2,021,962
		7,358,397
Software & Services — 13.8%
7,927	Accenture PLC — Class A(c)	2,070,612
6,760	Booz Allen Hamilton Holding Corp.	589,337
4,143	Intuit, Inc.	1,573,718
3,936	Microsoft Corp.	875,445
964	Shopify, Inc. *(c)	1,091,200
		6,200,312
Technology Hardware & Equipment — 2.2%
7,403	Apple, Inc.	982,304

Transportation — 6.8%
9,369	Landstar System, Inc.	1,261,629
10,659	United Parcel Service, Inc. — Class B	1,794,976
		3,056,605
TOTAL COMMON STOCKS
(Cost $42,827,399)		43,480,023

REITS — 2.1%
Real Estate — 2.1%
31,913	Iron Mountain, Inc. +	940,795
TOTAL REITS
(Cost $876,644)		940,795

SHORT TERM INVESTMENTS — 5.3%
2,370,038	U.S. Bank Money Market
	Deposit Account, 0.01%	2,370,038
TOTAL SHORT TERM INVESTMENTS
(Cost $2,370,038)		2,370,038

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 14.2%
6,346,714	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	6,346,714
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,346,714)		6,346,714
TOTAL INVESTMENTS — 118.6%
(Cost $52,420,795)		53,137,570
Liabilities in Excess of Other Assets — (18.6)%		(8,314,795)
NET ASSETS — 100.0%		$44,822,775
_________
ADR	American Depository Receipt
PLC	Public Limited Company
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $6,022,732.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 6.35%, United Kingdom: 3.80%, Switzerland: 2.44%, Canada: 2.43%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Global Income ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 98.4%
391,742	iShares Broad USD High Yield
	Corporate Bond ETF +	$16,163,275
511,207	VanEck Vectors Fallen Angel
	High Yield Bond ETF	16,409,744
40,176	Vanguard Long-Term
	Corporate Bond ETF +	4,462,348
23,931	Vanguard Intermediate-Term
	Corporate Bond ETF +	2,324,658
392,416	Xtrackers USD High Yield
	Corporate Bond ETF	19,656,118
TOTAL EXCHANGE TRADED FUNDS
(Cost $55,750,787)		59,016,143

SHORT TERM INVESTMENTS — 1.6%
981,367	U.S. Bank Money Market
	Deposit Account, 0.01%	981,366
TOTAL SHORT TERM INVESTMENTS
(Cost $981,367)		981,366

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 14.3%
8,571,690	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	8,571,690
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $8,571,690)		8,571,690
TOTAL INVESTMENTS — 114.3%
(Cost $65,303,844)		68,569,199
Liabilities in Excess of Other Assets — (14.3)%		(8,560,728)
NET ASSETS — 100.0%		$60,008,471
_________
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $8,393,266.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 99.3%
Banks — 20.2%
12,051	Ames National Corp.	$289,465
17,146	Associated Bank Corp.	292,339
11,162	Bank of the Ozarks +	349,036
8,061	C&F Financial Corp.	299,144
10,040	Cathay General Bancorp	323,188
10,992	Comerica, Inc.	614,013
10,261	First Bancorp Inc.	260,629
27,580	First Commonwealth Financial Corp.	301,725
15,088	First Hawaiian, Inc.	355,775
38,704	First Horizon National Corp.	493,863
31,703	FNB Corp.	301,178
29,892	Hope Bancorp, Inc.	326,122
65,709	Huntington Bancshares, Inc. +	829,905
64,724	Key Corp.	1,062,121
32,469	New York Community Bancorp, Inc. +	342,548
10,993	Penns Woods Bancorp, Inc.	285,928
19,475	Premier Financial Bancorp, Inc.	258,823
18,478	Provident Financial Services, Inc.	331,865
29,590	Regions Financial Corp.	476,991
9,609	Synovus Financial Corp.	311,043
10,429	Union Bankshares Inc. +	268,129
8,156	Webster Financial Corp.	343,775
		8,717,605
Consumer Services — 2.0%
53,648	H&R Block, Inc. +	850,857

Diversified Financials — 1.3%
23,550	Navient Corp.	231,261
13,149	Waddell & Reed Financial,
	Inc. — Class A	334,905
		566,166
Energy — 18.8%
47,358	ConocoPhillips	1,893,847
69,419	Exxon Mobil Corp.	2,861,451
59,162	Valero Energy Corp.	3,346,794
		8,102,092
Food & Staples Retailing — 4.2%
45,725	Walgreens Boots Alliance, Inc.	1,823,513

Food, Beverage & Tobacco — 7.9%
14,998	B&G Foods, Inc. +	415,895
23,908	Philip Morris International, Inc.	1,979,343
10,374	Universal Corp.	504,280
41,803	Vector Group Ltd.	487,005
		3,386,523
Insurance — 4.3%
5,716	Mercury General Corp.	298,432
17,195	Old Republic International Corp.	338,913
10,783	Principal Financial Group, Inc.	534,945
3,447	Safety Insurance Group, Inc.	268,521
17,471	Unum Group	400,785
		1,841,596
Materials — 8.9%
10,329	Greif, Inc. — Class A +	484,223
15,579	International Paper Company	774,588
22,460	LyondellBasell Industries
	N.V. — Class A(c)	2,058,684
13,036	Schweitzer-Mauduit International, Inc.	524,178
		3,841,673
Media & Entertainment — 4.5%
31,481	Omnicom Group, Inc.	1,963,470

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
19,639	AbbVie, Inc.	2,104,319

Software & Services — 4.7%
16,262	International Business Machines Corp.	2,047,061

Technology Hardware & Equipment — 7.1%
32,579	Seagate Technology PLC +(c)	2,025,111
44,539	Xerox Holdings Corp.	1,032,859
		3,057,970
Telecommunication Services — 9.5%
87,600	AT&T, Inc.	2,519,376
159,781	CenturyLink, Inc. +	1,557,865
		4,077,241
Utilities — 1.0%
45,660	Star Group LP	429,661
TOTAL COMMON STOCKS
(Cost $37,945,642)		42,809,747

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments
December 31, 2020 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT TERM INVESTMENTS — 0.4%
157,924	U.S. Bank Money Market
	Deposit Account, 0.01%	$157,924
TOTAL SHORT TERM INVESTMENTS
(Cost $157,924)		157,924

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 7.0%
2,999,898	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.16% (a)(b)	2,999,898
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $2,999,898)		2,999,898
TOTAL INVESTMENTS — 106.7%
(Cost $41,103,464)		45,967,569
Liabilities in Excess of Other Assets — (6.7)%		(2,875,769)
NET ASSETS — 100.0%		$43,091,800
_________
PLC	Public Limited Company
+	All or portion of this security is on loan as of December 31, 2020. Total value of securities on loan is $2,949,887.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Netherlands: 4.78%, Ireland: 4.70%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 99.5%
300,539	iShares Broad USD High Yield
	Corporate Bond ETF	$12,400,239
194,180	VanEck Vectors Fallen Angel
	High Yield Bond ETF	6,233,178
246,571	Xtrackers USD High Yield
	Corporate Bond ETF	12,350,742
TOTAL EXCHANGE TRADED FUNDS
(Cost $29,782,662)		30,984,159

SHORT TERM INVESTMENTS — 0.5%
146,435	U.S. Bank Money Market
	Deposit Account, 0.01%	146,435
TOTAL SHORT TERM INVESTMENTS
(Cost $146,435)		146,435
TOTAL INVESTMENTS — 100.0%
(Cost $29,929,097)		31,130,594
Other Assets in Excess of Liabilities — 0.0%		11,538
NET ASSETS — 100.0%		$31,142,132
_________
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Trend Switch US Total Return ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 99.3%
143,021	iShares Broad USD High Yield
	Corporate Bond ETF	$5,901,046
85,487	VanEck Vectors Fallen Angel
	High Yield Bond ETF	2,744,133
117,245	Xtrackers USD High Yield
	Corporate Bond ETF	5,872,802
TOTAL EXCHANGE TRADED FUNDS
(Cost $13,851,253)		14,517,981

SHORT TERM INVESTMENTS — 0.7%
107,991	U.S. Bank Money Market
	Deposit Account, 0.01%	107,991
TOTAL SHORT TERM INVESTMENTS
(Cost $107,991)		107,991
TOTAL INVESTMENTS — 100.0%
(Cost $13,959,244)		14,625,972
Other Assets in Excess of Liabilities — 0.0%		5,607
NET ASSETS — 100.0%		$14,631,579
_________
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$46,941,238	$43,472,832	$61,745,912	$53,137,570
Receivable for investments sold	—	2,185,120	1,500,461	—
Dividends and interest receivable	72,758	103,526	156,038	79,175
Prepaid expenses and other assets	14,514	14,513	14,421	14,409
Securities lending income receivable	1,161	1,142	1,623	1,230
Total Assets	47,029,671	45,777,133	63,418,455	53,232,384

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	5,337,499	5,874,189	9,840,709	6,346,714
Investments purchased	3,443,055	3,613,607	2,050,392	2,004,494
Management fees	20,858	19,167	34,904	28,958
Administration and fund accounting fees	14,829	15,016	14,770	14,745
Audit fees	5,506	5,507	5,507	5,507
Chief Compliance Officer fee	1,096	1,169	1,169	1,120
Custody fees	1,337	1,345	1,806	1,342
Directors fees	127	127	127	127
Accrued other expenses	7,022	7,407	7,338	6,602
Total Liabilities	8,831,329	9,537,534	11,956,722	8,409,609
NET ASSETS	$38,198,342	$36,239,599	$51,461,733	$44,822,775

NET ASSETS CONSIST OF:
Paid-in capital	$52,437,222	$40,826,170	$77,794,742	$53,958,072
Total distributable earnings (accumulated deficit)	(14,238,880)	(4,586,571)	(26,333,009)	(9,135,297)
Net Assets	$38,198,342	$36,239,599	$51,461,733	$44,822,775
*Cost
Investments in securities	$45,470,777	$42,233,167	$59,637,304	$52,420,795
Net Asset Value (unlimited shares authorized):
Net Assets	$38,198,342	$36,239,599	$51,461,733	$44,822,775
Shares Outstanding^	1,346,278	1,338,315	2,180,183	1,677,182
Net Asset Value, Offering and Redemption Price per Share	$28.37	$27.08	$23.60	$26.73

^	No Par Value
+	Including securities on loan of $5,066,543, $5,683,166, $9,433,219, and $6,022,732, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities (concluded)

December 31, 2020 (Unaudited)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$68,569,199	$45,967,569	$31,130,594	$14,625,972
Dividends and interest receivable	64,774	141,692	24,606	10,832
Prepaid expenses and other assets	18,083	17,875	2,196	2,198
Securities lending income receivable	430	456	76	88
Total Assets	68,652,486	46,127,592	31,157,472	14,639,090

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	8,571,690	2,999,898	—	—
Management fees	43,741	7,126	15,213	7,406
Administration and fund accounting fees	14,748	14,656	—	—
Audit fees	6,366	6,335	—	—
Chief Compliance Officer fee	1,169	1,169	—	—
Custody fees	1,936	2,305	—	—
Directors fees	127	127	127	105
Accrued other expenses	4,238	4,176	—	—
Total Liabilities	8,644,015	3,035,792	15,340	7,511
NET ASSETS	$60,008,471	$43,091,800	$31,142,132	$14,631,579

NET ASSETS CONSIST OF:
Paid-in capital	$67,261,219	$58,682,669	$33,388,193	$19,216,466
Total distributable earnings (accumulated deficit)	(7,252,748)	(15,590,869)	(2,246,061)	(4,584,887)
Net Assets	$60,008,471	$43,091,800	$31,142,132	$14,631,579
*Cost
Investments in securities	$65,303,844	$41,103,464	$29,929,097	$13,959,244
Net Asset Value (unlimited shares authorized):
Net Assets	$60,008,471	$43,091,800	$31,142,132	$14,631,579
Shares Outstanding^	2,400,000	1,900,000	1,550,000	850,000
Net Asset Value, Offering and Redemption Price per Share	$25.00	$22.68	$20.09	$17.21

^	No Par Value
+	Including securities on loan of $8,393,266, $2,949,887, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations

For the Period Ended December 31, 2020 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
INVESTMENT INCOME
Income:
Dividends +	$344,587	$402,010	$724,029	$414,648
Interest	448	430	566	568
Securities lending income (Note 7)	2,313	2,222	3,222	2,444
Total Investment Income	347,348	404,662	727,817	417,660

Expenses:
Management fees (Note 3)	176,335	172,409	238,593	215,278
Administration, fund accounting and custodian fees (Note 6)	53,195	53,379	54,014	53,569
Professional fees	29,917	29,822	29,823	29,917
Insurance expenses	9,378	9,378	9,378	9,378
Director’s fees and expenses	6,992	6,992	6,992	6,992
Exchange fees	6,808	6,624	6,624	6,624
Shareholder reporting expenses	2,671	2,944	2,944	2,576
Miscellaneous expenses	4,054	4,054	4,149	4,148
Total Expenses	289,350	285,602	352,517	328,482
Less: Fees (Waived)/Recouped	(30,034)	(32,059)	(8,099)	(13,655)
Net Expenses	259,316	253,543	344,418	314,827
Net Investment Income	88,032	151,119	383,399	102,833

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments in securities	3,175,959	2,253,450	2,330,766	2,005,251
Net change in unrealized appreciation (depreciation) of:
Investments in securities	301,226	(27,798)	412,018	(617,135)
Net realized and unrealized gain on investments	3,477,185	2,225,652	2,742,784	1,388,116
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,565,217	$2,376,771	$3,126,183	$1,490,949

+ Net of withholding taxes of $0, $0, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations (concluded)

For the Period Ended December 31, 2020 (Unaudited)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF*
INVESTMENT INCOME
Income:
Dividends +	$1,684,899	$1,298,238	$523,023	$496,542
Interest	42	34	17	13
Securities lending income (Note 7)	29,428	1,955	3,632	12,754
Total Investment Income	1,714,369	1,300,227	526,672	509,309

Expenses:
Management fees (Note 3)	277,912	116,313	106,570	58,599
Administration, fund accounting and custodian fees (Note 6)	52,809	53,456	—	—
Professional fees	27,205	27,205	1,858	1,858
Director’s fees and expenses	6,992	6,992	6,992	6,991
Exchange fees	5,235	3,858	—	—
Insurance expenses	3,851	3,852	—	—
Shareholder reporting expenses	2,303	3,496	—	—
Miscellaneous expenses	3,686	3,686	—	—
Total Expenses	379,993	218,858	115,420	67,448
Less: Fees (Waived)/Recouped	—	(70,824)	—	—
Net Expenses	379,993	148,034	115,420	67,448
Net Investment Income	1,334,376	1,152,193	411,252	441,861

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments in securities	798,260	1,296,100	2,917,759	350,621
Capital gain distributions from regulated investment companies	3,474	—	—	—
Net change in unrealized appreciation of:
Investments in securities	2,727,074	6,713,650	2,581,475	652,783
Net realized and unrealized gain on investments	3,528,809	8,009,750	5,499,234	1,003,404
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$4,863,185	$9,161,943	$5,910,486	$1,445,265

+ Net of withholding taxes of $0, $807, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Rising Income 3000 ETF		WBI BullBear Value 3000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$88,032	$230,708	$151,119	$138,640
Net realized gain (loss) on investments	3,175,959	757,141	2,253,450	(2,930,985)
Net change in unrealized appreciation (depreciation)
of investments	301,226	(1,435,816)	(27,798)	340,176
Net increase (decrease) in net assets
resulting from operations	3,565,217	(447,967)	2,376,771	(2,452,169)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(61,345)	(230,708)	(36,459)	(242,901)
From return of capital	—	(55,918)	—	—
Total distributions to shareholders	(61,345)	(286,626)	(36,459)	(242,901)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
from capital share transactions	(8,325,370)	(17,850,085)	(9,318,845)	(4,384,166)
Total decrease in net assets	$(4,821,498)	$(18,584,678)	$(6,978,533)	$(7,079,236)
NET ASSETS
Beginning of Period	$43,019,840	$61,604,518	$43,218,132	$50,297,368
End of Period	$38,198,342	$43,019,840	$36,239,599	$43,218,132

	WBI BullBear Yield 3000 ETF		WBI BullBear Quality 3000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$383,399	$627,020	$102,833	$144,387
Net realized gain (loss) on investments	2,330,766	(2,736,843)	2,005,251	86,761
Net change in unrealized appreciation (depreciation)
of investments	412,018	(1,041,124)	(617,135)	(1,423,422)
Net increase (decrease) in net assets
resulting from operations	3,126,183	(3,150,947)	1,490,949	(1,192,274)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(371,595)	(686,952)	(53,761)	(170,658)
From return of capital	—	(84,576)	—	(44,276)
Total distributions to shareholders	(371,595)	(771,528)	(53,761)	(214,934)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
from capital share transactions	(10,539,945)	(11,302,452)	(10,748,585)	(5,660,263)
Total decrease in net assets	$(7,785,357)	$(15,224,927)	$(9,311,397)	$(7,067,471)
NET ASSETS
Beginning of Period	$59,247,090	$74,472,017	$54,134,172	$61,201,643
End of Period	$51,461,733	$59,247,090	$44,822,775	$54,134,172

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets (concluded)

	WBI BullBear Global Income ETF		WBI Power Factor High Dividend ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,334,376	$3,863,654	$1,152,193	$3,758,238
Net realized gain (loss) on investments	801,734	(4,662,930)	1,296,100	(22,486,976)
Net change in unrealized appreciation (depreciation)
of investments	2,727,074	(691,493)	6,713,650	1,078,651
Net increase (decrease) in net assets
resulting from operations	4,863,185	(1,490,769)	9,161,943	(17,650,087)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(957,352)	(3,857,876)	(1,252,392)	(3,729,916)
Total distributions to shareholders	(957,352)	(3,857,876)	(1,252,392)	(3,729,916)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
from capital share transactions	(12,168,415)	(62,668,770)	(7,019,705)	(39,578,465)
Total increase (decrease) in net assets	$(8,262,582)	$(68,017,415)	$889,846	$(60,958,468)
NET ASSETS
Beginning of Period	$68,271,053	$136,288,468	$42,201,952	$103,160,421
End of Period	$60,008,471	$68,271,053	$43,091,800	$42,201,952

	WBI BullBear Trend Switch		WBI BullBear Trend Switch
	US 3000 Total Return ETF		US Total Return ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2020	Year Ended	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020[1]
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$411,252	$2,026,808	$441,861	$1,053,525
Net realized gain (loss) on investments	2,917,759	(5,324,834)	350,621	(4,962,308)
Net change in unrealized appreciation (depreciation)
of investments	2,581,475	(1,872,826)	652,783	13,945
Net increase (decrease) in net assets
resulting from operations	5,910,486	(5,170,852)	1,445,265	(3,894,838)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(482,550)	(1,930,968)	(434,164)	(1,050,048)
From net realized gain	—	(964,261)	—	(649,594)
Total distributions to shareholders	(482,550)	(2,895,229)	(434,164)	(1,699,642)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(9,566,280)	(3,683,280)	(13,071,735)	32,286,693
Total increase (decrease) in net assets	$(4,138,344)	$(11,749,361)	$(12,060,634)	$26,692,213
NET ASSETS
Beginning of Period	$35,280,476	$47,029,837	$26,692,213	$—
End of Period	$31,142,132	$35,280,476	$14,631,579	$26,692,213

[1]	Fund commenced operations on July 18, 2019. The information presented is for the period from July 18, 2019 to June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights

For capital share outstanding throughout each period/year

	WBI BullBear Rising Income 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period/Year	$26.13	$26.78	$25.96	$24.53	$21.92	$24.45
Income (Loss) from Investment Operations:
Net investment income[1]	0.06	0.12	0.27	0.15	0.16	0.06
Net gain (loss) on investments (realized and unrealized)[3]	2.23	(0.62)	0.85	1.41	2.64	(2.53)
Total from investment operations	2.29	(0.50)	1.12	1.56	2.80	(2.47)
Less Distributions:
Distributions from net investment income	(0.05)	(0.12)	(0.30)	(0.13)	(0.19)	(0.06)
Tax return of capital to shareholders	—	(0.03)	—	—	—	—
Total Distributions	(0.05)	(0.15)	(0.30)	(0.13)	(0.19)	(0.06)
Net asset value, end of period/year	$28.37	$26.13	$26.78	$25.96	$24.53	$21.92
Market price, end of period/year	$28.29	$26.15	$26.75	$25.93	$24.58	$21.83
Net Assets Total Return[4]	8.66%[5]	-1.89%	4.22%	6.52%	12.88%	-10.14%

Supplemental Data:
Net assets, end of period/year (000’s)	$38,198	$43,020	$61,605	$75,283	$50,291	$73,427
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.39%[6]	1.24%	1.13%	1.05%	1.05%	0.99
Expenses after fees (waived)/recouped	1.25%[6]	1.24%	1.13%	1.05%	1.05%	0.99%
Net investment income to average net assets	0.42%[6]	0.44%	1.01%	0.57%	0.72%	0.25%
Portfolio turnover rate[2]	458%[5]	790%	512%	496%	279%	571%

	WBI BullBear Value 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period/Year	$25.60	$27.19	$28.19	$26.20	$21.85	$23.98
Income (Loss) from Investment Operations:
Net investment income[1]	0.10	0.07	0.32	0.18	0.29	0.04
Net gain (loss) on investments (realized and unrealized)[3]	1.40	(1.54)	(0.99)	2.00	4.35	(2.12)
Total from investment operations	1.50	(1.47)	(0.67)	2.18	4.64	(2.08)
Less Distributions:
Distributions from net investment income	(0.02)	(0.12)	(0.33)	(0.19)	(0.29)	(0.05)
Total Distributions	(0.02)	(0.12)	(0.33)	(0.19)	(0.29)	(0.05)
Net asset value, end of period/year	$27.08	$25.60	$27.19	$28.19	$26.20	$21.85
Market price, end of period/year	$27.03	$25.61	$27.16	$28.17	$26.28	$21.77

Net Assets Total Return[4]	5.80%[5]	-5.40%	-2.53%	8.40%	21.34%	-8.63%
Supplemental Data:
Net assets, end of year (000’s)	$36,240	$43,218	$50,297	$64,843	$78,601	$72,097
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.41%[6]	1.25%	1.18%	1.05%	1.03%	0.99%
Expenses after fees (waived)/recouped	1.25%[6]	1.25%	1.18%	1.05%	1.03%	0.99%
Net investment income to average net assets	0.75%[6]	0.27%	1.11%	0.64%	1.19%	0.19%
Portfolio turnover rate[2]	481%[5]	894%	567%	527%	388%	573%

[1]	Calculated based on average shares outstanding during the period.
[2]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[3]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Not Annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI BullBear Yield 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period/Year	$22.53	$24.02	$25.87	$22.89	$20.25	$23.48
Income (Loss) from Investment Operations:
Net investment income[1]	0.16	0.21	0.51	0.25	0.31	0.08
Net gain (loss) on investments (realized and unrealized)[3]	1.08	(1.46)	(1.84)	2.98	2.66	(3.22)
Total from investment operations	1.24	(1.25)	(1.33)	3.23	2.97	(3.14)
Less Distributions:
Distributions from net investment income	(0.17)	(0.24)	(0.52)	(0.25)	(0.33)	(0.09)
Total Distributions	(0.17)	(0.24)	(0.52)	(0.25)	(0.33)	(0.09)
Net asset value, end of period/year	$23.60	$22.53	$24.02	$25.87	$22.89	$20.25
Market price, end of period/year	$23.52	$22.52	$23.96	$25.83	$22.95	$20.19
Net Assets Total Return[4]	5.49%[5]	-5.22%	-5.22%	14.14%	14.82%	-13.37%

Supplemental Data:
Net assets, end of period/year (000’s)	$51,462	$59,247	$74,472	$82,779	$78,982	$99,236
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.26%[6]	1.14%	1.04%	1.04%	1.02%	0.98%
Expenses after fees (waived)/recouped	1.23%[6]	1.14%	1.04%	1.04%	1.02%	0.98%
Net investment income to average net assets	1.37%[6]	0.88%	2.04%	0.99%	1.47%	0.38%
Portfolio turnover rate[2]	466%[5]	895%	610%	491%	352%	584%

	WBI BullBear Quality 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period/Year	$26.06	$27.20	$26.07	$25.25	$21.87	$23.85
Income (Loss) from Investment Operations:
Net investment income[1]	0.06	0.07	0.20	0.23	0.22	0.04
Net gain (loss) on investments (realized and unrealized)[3]	0.64	(1.10)	1.13	0.81	3.42	(2.00)
Total from investment operations	0.70	(1.03)	1.33	1.04	3.64	(1.96)
Less Distributions:
Distributions from net investment income	(0.03)	(0.09)	(0.20)	(0.22)	(0.26)	(0.02)
Tax return of capital to shareholders	—	(0.02)	—	—	—	—
Total Distributions	(0.03)	(0.11)	(0.20)	(0.22)	(0.26)	(0.02)
Net asset value, end of period/year	$26.73	$26.06	$27.20	$26.07	$25.25	$21.87
Market price, end of period/year	$26.63	$26.07	$27.18	$26.10	$25.32	$21.79
Net Assets Total Return[4]	2.63%[5]	-3.79%	5.08%	4.11%	16.80%	-8.22%

Supplemental Data:
Net assets, end of period/year (000’s)	$44,823	$54,134	$61,202	$59,955	$47,983	$80,909
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.30%[6]	1.23%	1.21%	1.07%	1.04%	0.98%
Expenses after fees (waived)/recouped	1.24%[6]	1.23%	1.21%	1.07%	1.04%	0.98%
Net investment income to average net assets	0.41%[6]	0.27%	0.74%	0.86%	0.94%	0.17%
Portfolio turnover rate[2]	499%[5]	886%	477%	553%	320%	493%

[1]	Calculated based on average shares outstanding during the period.
[2]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[3]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Not Annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI BullBear Global Income ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period/Year	$23.54	$25.24	$23.86	$25.35	$25.18	$25.46
Income (Loss) from Investment Operations:
Net investment income[2]	0.50	1.00	0.87	0.68	0.38	0.34
Net gain (loss) on investments (realized and unrealized)[4]	1.31	(1.72)	1.40	(1.47)	0.20	(0.23)
Total from investment operations	1.81	(0.72)	2.27	(0.79)	0.58	0.11
Less Distributions:
Distributions from net investment income	(0.35)	(0.98)	(0.89)	(0.70)	(0.41)	(0.33)
Distributions from net realized gain	—	—	—	—	—	(0.06)
Total Distributions	(0.35)	(0.98)	(0.89)	(0.70)	(0.41)	(0.39)
Net asset value, end of period/year	$25.00	$23.54	$25.24	$23.86	$25.35	$25.18
Market price, end of period/year	$24.94	$23.53	$25.20	$23.83	$25.38	$25.16
Net Assets Total Return[5]	7.76%[6]	-2.97%	9.75%	-3.20%	2.36%	0.45%

Supplemental Data:
Net assets, end of period/year (000’s)	$60,008	$68,271	$136,288	$96,626	$162,243	$396,558
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.16%[7]	1.03%	0.99%	1.02%	1.00%	0.95%
Expenses after fees (waived)/recouped	1.16%[7]	1.03%	0.99%	1.02%	1.00%	0.95%
Net investment income to average net assets	4.08%[7]	4.02%	3.60%	2.71%	1.53%	1.35%
Portfolio turnover rate[3]	247%[6]	1,116%	686%	551%	479%	364%

	WBI Power Factor® High Dividend ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2020	2019	2018	2017[1]
Net Asset Value, Beginning of Period/Year	$18.76	$24.56	$26.87	$24.22	$25.00
Income (Loss) from Investment Operations:
Net investment income[2]	0.55	1.12	1.12	1.21	0.53
Net gain (loss) on investments (realized and unrealized)[4]	4.01	(5.76)	(2.08)	3.19	(0.94)
Total from investment operations	4.56	(4.64)	(0.96)	4.40	(0.41)
Less Distributions:
Distributions from net investment income	(0.64)	(1.16)	(1.13)	(1.15)	(0.37)
Distributions from net realized gain	—	—	(0.22)	(0.60)	—
Total Distributions	(0.64)	(1.16)	(1.35)	(1.75)	(0.37)
Net asset value, end of period/year	$22.68	$18.76	$24.56	$26.87	$24.22
Market price, end of period/year	$22.69	$18.75	$24.53	$26.87	$24.34
Net Assets Total Return[5]	24.56%[6]	-19.24%	-3.25%	18.51%	-1.64%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$43,092	$42,202	$103,160	$52,402	$33,903
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.03%[7]	0.77%	0.70%	0.85%	1.37%[4]
Expenses after fees (waived)/recouped	0.70%[7]	0.70%	0.70%	0.70%	0.70%[4]
Net investment income to average net assets	5.45%[7]	4.83%	4.46%	4.73%	3.81%[4]
Portfolio turnover rate[3]	94%[6]	196%	163%	171%	78%[3]

[1]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to June 30, 2017.
[2]	Calculated based on average shares outstanding during the period.
[3]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[4]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[5]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[6]	Not annualized.
[7]	Annualized.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (concluded)

For capital share outstanding throughout each year/period

	WBI BullBear Trend Switch US 3000 Total Return ETF
	Six-Months Ended	Year Ended	Period Ended
	December 31, 2020	June 30,	June 30,
	(Unaudited)	2020	2019[1]
Net Asset Value, Beginning of Period/Year	$17.00	$20.67	$20.00
Income (Loss) from Investment Operations:
Net investment income[3]	0.24	0.98	0.02
Net gain (loss) on investments (realized and unrealized)[7]	3.16	(3.25)	0.67
Total from investment operations	3.40	(2.27)	0.69
Less Distributions:
Distributions from net investment income	(0.31)	(0.95)	(0.02)
Distributions from net realized gain	—	(0.45)	—
Total Distributions	(0.31)	(1.40)	(0.02)
Net asset value, end of period/year	$20.09	$17.00	$20.67
Market price, end of period/year	$20.09	$17.04	$20.69
Net Assets Total Return[8]	20.00%[4]	-11.65%	3.45%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$31,142	$35,280	$47,030
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.70%[5]	0.70%	0.66%[5]
Expenses after fees (waived)/recouped	0.70%[5]	0.70%	0.66%[5]
Net investment income to average net assets	2.51%[5]	5.02%	1.07%[5]
Portfolio turnover rate[6]	95%[4]	1,393%	126%[4]

	WBI BullBear Trend Switch US Total Return ETF
	Six-Months Ended	Period Ended
	December 31, 2020	June 30,
	(Unaudited)	2020[2]
Net Asset Value, Beginning of Period	$16.43	$20.00
Income (Loss) from Investment Operations:
Net investment income[3]	0.42	0.78
Net gain (loss) on investments (realized and unrealized)[7]	0.77	(2.90)
Total from investment operations	1.19	(2.12)
Less Distributions:
Distributions from net investment income	(0.41)	(0.82)
Distributions from net realized gain	—	(0.63)
Total Distributions	(0.41)	(1.45)
Net asset value, end of period	$17.21	$16.43
Market price, end of period	$17.20	$16.40
Net Assets Total Return[8]	7.37%[4]	-11.49%[4]

Supplemental Data:
Net assets, end of period (000’s)	$14,632	$26,692
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.75%[5]	0.73%[5]
Expenses after fees (waived)/recouped	0.75%[5]	0.73%[5]
Net investment income to average net assets	4.90%[5]	4.42%[5]
Portfolio turnover rate[6]	276%[4]	1,366%[4]

[1]	Fund commenced operations on May 28, 2019. The information presented is for the period from May 28, 2019 to June 30, 2019.
[2]	Fund commenced operations on July 18, 2019. The information presented is for the period from July 18, 2019 to June 30, 2020.
[3]	Calculated based on average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[7]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[8]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Notes to Financial Statements
December 31, 2020 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following eight separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 3000 ETF
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI BullBear Global Income ETF
WBI Power Factor® High Dividend ETF
WBI BullBear Trend Switch US 3000 Total Return ETF
WBI BullBear Trend Switch US Total Return ETF

Each Fund is classified as a diversified fund for the purposes of the 1940 Act.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor” or “Affiliated Broker Dealer”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

The end of the reporting period for the Funds is December 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2020 through December 31, 2020 (the “current fiscal period”).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2020. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Select Market® and Nasdaq Capital Market® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

WBI BullBear Rising Income 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$37,040,449	$—	$—	$37,040,449
REITS	784,197	—	—	784,197
Short-Term Investments	3,779,093	—	—	3,779,093
Investments Purchased With Proceeds From Securities Lending	—	5,337,499	—	5,337,499
Total Investments in Securities, at value	$41,603,739	$5,337,499	$—	$46,941,238

WBI BullBear Value 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,998,347	$—	$—	$34,998,347
Short-Term Investments	2,600,296	—	—	2,600,296
Investments Purchased With Proceeds From Securities Lending	—	5,874,189	—	5,874,189
Total Investments in Securities, at value	$37,598,643	$5,874,189	$—	$43,472,832

WBI BullBear Yield 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,022,009	$—	$—	$47,022,009
REITS	1,309,001	—	—	1,309,001
Short-Term Investments	3,574,193	—	—	3,574,193
Investments Purchased With Proceeds From Securities Lending	—	9,840,709	—	9,840,709
Total Investments in Securities, at value	$51,905,203	$9,840,709	$—	$61,745,912

WBI BullBear Quality 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,480,023	$—	$—	$43,480,023
REITS	940,795	—	—	940,795
Short-Term Investments	2,370,038	—	—	2,370,038
Investments Purchased With Proceeds From Securities Lending	—	6,346,714	—	6,346,714
Total Investments in Securities, at value	$46,790,856	$6,346,714	$—	$53,137,570

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,016,143	$—	$—	$59,016,143
Short-Term Investments	981,366	—	—	981,366
Investments Purchased With Proceeds From Securities Lending	—	8,571,690	—	8,571,690
Total Investments in Securities, at value	$59,997,509	$8,571,690	$—	$68,569,199

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

WBI Power Factor® High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,809,747	$—	$—	$42,809,747
Short-Term Investments	157,924	—	—	157,924
Investments Purchased With Proceeds From Securities Lending	—	2,999,898	—	2,999,898
Total Investments in Securities, at value	$42,967,671	$2,999,898	$—	$45,967,569

WBI BullBear Trend Switch US 3000 Total Return ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,984,159	$—	$—	$30,984,159
Short-Term Investments	146,435	—	—	146,435
Total Investments in Securities, at value	$31,130,594	$—	$—	$31,130,594

WBI BullBear Trend Switch US Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,517,981	$—	$—	$14,517,981
Short-Term Investments	107,991	—	—	107,991
Total Investments in Securities, at value	$14,625,972	$—	$—	$14,625,972

^  See Schedules of Investments for breakout of investments by industry group classification.

As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, WBI Power Factor™ High Dividend ETF, and WBI BullBear Trend Switch US 3000 Total Return ETF on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Yield 3000 ETF, and WBI BullBear Global Income ETF, and WBI BullBear Trend Switch US Total Return ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

H. Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2020, that materially impacted that amounts or disclosures in the Funds financial statements.

J. New Accounting Pronouncements and Other Matters. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

K. Liquidity Risk Management Program. The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of representatives of the Valuation Committee as Liquidity Risk Management administrators, who are responsible for the program’s administration and oversight and for reporting to the Board.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI BullBear Global Income ETF.  For the services the Sub-Advisor provides to WBI Power Factor® High Dividend ETF, the Sub-Adviser receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Separately, under the Advisory Agreement, for the WBI BullBear Trend Switch US 3000 Total Return ETF and for the WBI BullBear Trend Switch US Total Return ETF (the “Funds”), the Advisor has agreed to pay or will cause its affiliated Sub-Advisor to pay, all of the expenses of the Funds, except for: the fee payment under the Advisory Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the independent Trustees (including independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto). For the services the Sub-Advisor provides to the Funds, the Sub-Advisor receives a fee that is equal to 0.65% per year of the average daily net assets of the Funds which is calculated daily and paid monthly. The Advisor is paid 0.04% of the Funds’ average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor typically determines to execute portfolio transactions through the Advisor in its capacity as a registered broker-dealer (the “Affiliated Broker Dealer”). For the current fiscal period, the Affiliated Broker Dealer did not receive any explicit brokerage commissions paid by the funds. However, the Affiliated Broker Dealer did receive compensation in connection with Fund portfolio transactions in the form of payment for order flow (“PFOF”). PFOF is compensation that the Affiliated Broker Dealer receives for routing orders to certain market destinations. The PFOF paid by market centers to the Affiliated Broker Dealer impacts the “net” transaction prices ultimately received by customers of the Affiliated Broker Dealer, including the Sub-Advisor and the Funds, as the market centers utilized by the Affiliated Broker Dealer will generally adjust execution prices to account for the PFOF arrangements (higher for purchases, lower for sales). Currently, the Affiliated Broker Dealer receives the following monetary payments which are paid, at the same level, by all market centers that receive orders routed by the Affiliated Broker Dealer: $0.0125 per share for all equity security executions and $0.0150 per share for all exchange traded product (“ETP”) executions, subject to certain limited exceptions.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2021 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor™ High Dividend ETF is limited to 0.70% and each of the remaining funds is limited to 1.25% of average net assets (the “Expense Caps”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	Expiration
	June 30, 2021	June 30, 2022	June 30, 2023	June 30, 2024
WBI BullBear Rising Income 3000 ETF	$—	$—	$—	$30,034
WBI BullBear Value 3000 ETF	—	—	—	32,059
WBI BullBear Yield 3000 ETF	—	—	—	8,099
WBI BullBear Quality 3000 ETF	—	—	—	13,655
WBI Power Factor® High Dividend ETF	19	17,864	55,416	70,824

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 3000 ETF	$5,066,543	$5,337,499
WBI BullBear Value 3000 ETF	5,683,166	5,874,189
WBI BullBear Yield 3000 ETF	9,433,219	9,840,709
WBI BullBear Quality 3000 ETF	6,022,732	6,346,714
WBI BullBear Global Income ETF	8,393,266	8,571,690
WBI Power Factor® High Dividend ETF	2,949,887	2,999,898
WBI BullBear Trend Switch US 3000 Total Return ETF	—	—
WBI BullBear Trend Switch US Total Return ETF	—	—
________
*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:

Fees and Interest Income Earned
Fund	Fees and Interest Income Earned
WBI BullBear Rising Income 3000 ETF	$ 2,313
WBI BullBear Value 3000 ETF	2,222
WBI BullBear Yield 3000 ETF	3,222
WBI BullBear Quality 3000 ETF	2,444
WBI BullBear Global Income ETF	29,428
WBI Power Factor® High Dividend ETF	1,955
WBI BullBear Trend Switch US 3000 Total Return ETF	3,632
WBI BullBear Trend Switch US Total Return ETF	12,755

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

			Gross Amounts	Net Amounts
		Gross Amounts	Offset in the	Presented in the
		of Recognized	Statement of	Statement of	Collateral	Net
Fund	Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Received	Amount
WBI BullBear Rising Income 3000 ETF	Securities Lending	$5,066,543	$ —	$5,066,543	$5,066,543	$ —
WBI BullBear Value 3000 ETF	Securities Lending	5,683,166	—	5,683,166	5,683,166	—
WBI BullBear Yield 3000 ETF	Securities Lending	9,433,219	—	9,433,219	9,433,219	—
WBI BullBear Quality 3000 ETF	Securities Lending	6,022,732	—	6,022,732	6,022,732	—
WBI BullBear Global Income ETF	Securities Lending	8,393,266	—	8,393,266	8,393,266	—
WBI Power Factor® High Dividend ETF	Securities Lending	2,949,887	—	2,949,887	2,949,887	—

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds was as follows:

	Year/Period Ended June 30, 2020			Year/Period Ended June 30, 2019
	Ordinary	Long Term	Return of	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital	Income	Capital Gain	Capital
WBI BullBear Rising Income 2000 ETF	$—	$—	$—	$337,978	$—	$—
WBI BullBear Value 2000 ETF	—	—	—	390,733	—	—
WBI BullBear Yield 2000 ETF	—	—	—	1,320,104	—	—
WBI BullBear Quality 2000 ETF	—	—	—	319,836	—	—
WBI BullBear Rising Income 3000 ETF	230,708	—	55,918	561,691	—	—
WBI BullBear Value 3000 ETF	242,901	—	—	485,571	—	—
WBI BullBear Yield 3000 ETF	686,952	—	84,576	1,601,703	—	—
WBI BullBear Quality 3000 ETF	170,658	—	44,276	322,761	—	—
WBI BullBear Global Income ETF	3,857,876	—	—	3,929,336	—	—
WBI Power Factor® High Dividend ETF	3,729,916	—	—	5,130,398	254,258	—
WBI BullBear Trend Switch US 3000 Total Return ETF[1]	2,895,229	—	—	40,995	—	—
WBI BullBear Trend Switch US Total Return ETF[2]	1,699,642	—	—	—	—	—

1	Information for WBI BullBear Trend Switch US 3000 Total Return ETF is for the period from May 28, 2019 to June 30, 2019
2	Information for WBI BullBear Trend Switch US Total Return ETF is for the period from July 18, 2019, to June 30, 2020.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended December 31, 2020.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2020 was as follows:

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
Cost of investments	$39,167,766	$38,776,608	$52,689,956	$48,811,931
Gross tax unrealized appreciation	1,247,271	1,340,967	1,765,775	1,374,306
Gross tax unrealized depreciation	(199,797)	(162,240)	(140,906)	(247,488)
Net tax unrealized appreciation	1,047,474	1,178,727	1,624,869	1,126,818

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF*
Cost of investments	$86,163,936	$45,680,623	$36,624,382	$35,655,605
Gross tax unrealized appreciation	729,908	3,349,925	—	109,303
Gross tax unrealized depreciation	(229,230)	(5,296,361)	(1,382,116)	(115,755)
Net tax unrealized appreciation (depreciation)	500,678	(1,946,436)	(1,382,116)	(6,452)

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2020 were as follows:

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
Net tax unrealized appreciation (depreciation)	$1,047,474	$1,178,727	$1,624,869	$1,126,818
Undistributed ordinary income	—	33	—	—
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	33	—	—
Other accumulated gain (loss)	(43,440,113)	(23,153,361)	(64,553,213)	(32,331,761)
Total accumulated gain (loss)	$(42,392,639)	$(21,974,601)	$(62,928,344)	$(31,204,943)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF*
Net tax unrealized appreciation (depreciation)	$500,678	$(1,946,436)	$(1,382,116)	$(6,452)
Undistributed ordinary income	5,778	99,181	—	—
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	5,778	99,181	—	—
Other accumulated gain (loss)	(11,665,037)	(21,653,167)	(6,291,881)	(5,589,536)
Total accumulated gain (loss)	$(11,158,581)	$(23,500,422)	$(7,673,997)	$(5,595,988)

* Fund commenced operations on July 18, 2019.

Net capital losses incurred after October 31, 2019, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of June 30, 2020, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Rising Income 3000 ETF+	$43,440,113	$ —
WBI BullBear Value 3000 ETF+	23,069,386	642
WBI BullBear Yield 3000 ETF+	64,553,213	—
WBI BullBear Quality 3000 ETF+	32,305,489	—
WBI BullBear Global Income ETF	11,665,037	—
WBI Power Factor® High Dividend ETF	15,043,936	6,609,231
WBI BullBear Trend Switch US 3000 Total Return ETF	—	—
WBI BullBear Trend Switch US Total Return ETF*	—	—

+	Annual limitation may apply to a portion of the losses under IRC 382.
*	Fund commenced operations on July 18, 2019.

As of June 30, 2020, the Funds deferred, on a tax basis, late year losses as follows:

	Capital	Ordinary
WBI BullBear Rising Income 3000 ETF	$ —	$ —
WBI BullBear Value 3000 ETF	—	83,333
WBI BullBear Yield 3000 ETF	—	—
WBI BullBear Quality 3000 ETF	—	26,271
WBI BullBear Global Income ETF	—	—
WBI Power Factor® High Dividend ETF	—	—
WBI BullBear Trend Switch US 3000 Total Return ETF	6,291,881	—
WBI BullBear Trend Switch US Total Return ETF*	5,589,536	—

* Fund commenced operations on July 18, 2019.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Rising Income 3000 ETF	$176,672,765	$161,105,041
WBI BullBear Value 3000 ETF	177,493,320	164,163,187
WBI BullBear Yield 3000 ETF	237,842,308	221,284,516
WBI BullBear Quality 3000 ETF	231,299,489	212,377,269
WBI BullBear Global Income ETF	157,136,557	157,541,650
WBI Power Factor® High Dividend ETF	38,572,643	38,736,316
WBI BullBear Trend Switch US 3000 Total Return ETF	30,262,925	30,366,452
WBI BullBear Trend Switch US Total Return ETF	49,489,781	49,539,439

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Rising Income 3000 ETF	$—	$7,852,499
WBI BullBear Value 3000 ETF	—	8,806,939
WBI BullBear Yield 3000 ETF	—	9,456,699
WBI BullBear Quality 3000 ETF	—	9,056,810
WBI BullBear Global Income ETF	—	12,049,617
WBI Power Factor® High Dividend ETF	—	6,899,729
WBI BullBear Trend Switch US 3000 Total Return ETF	941,238	10,470,235
WBI BullBear Trend Switch US Total Return ETF	—	12,966,929

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

NOTE 10 — SHARE TRANSACTIONS

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ “Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 hares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Rising Income 3000 ETF	50,000
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor® High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000
WBI BullBear Trend Switch US Total Return ETF	25,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Absolute Shares Trust
Notes to Financial Statements (concluded)
December 31, 2020 (Unaudited)

	WBI BullBear Rising Income 3000 ETF				WBI BullBear Value 3000 ETF
	Six-Months Ended				Six-Months Ended
	December 31, 2020		Year Ended		December 31, 2020		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,715,525	—	$—	500,000	$13,545,824
Shares Issued in Connection
with Acquisition	—	—	246,279	6,605,265	—	—	288,316	7,730,719
Shares Redeemed	(300,000)	(8,325,370)	(1,000,001)	(27,170,875)	(350,000)	(9,318,845)	(950,001)	(25,660,709)
	(300,000)	$(8,325,370)	(653,722)	$(17,850,085)	(350,000)	$(9,318,845)	(161,685)	$(4,384,166)
Beginning Shares	1,646,278		2,300,000		1,688,315		1,850,000
Ending Shares	1,346,278		1,646,278		1,338,315		1,688,315

	WBI BullBear Yield 3000 ETF				WBI BullBear Quality 3000 ETF
	Six-Months Ended				Six-Months Ended
	December 31, 2020		Year Ended		December 31, 2020		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	750,000	$17,952,857	—	$—	550,000	$13,827,837
Shares Issued in Connection
with Acquisition	—	—	430,183	10,042,053	—	—	227,182	5,906,637
Shares Redeemed	(450,000)	(10,539,945)	(1,650,000)	(39,297,362)	(400,000)	(10,748,585)	(950,000)	(25,394,737)
	(450,000)	$(10,539,945)	(469,817)	$(11,302,452)	(400,000)	$(10,748,585)	(172,818)	$(5,660,263)
Beginning Shares	2,630,183		3,100,000		2,077,182		2,250,000
Ending Shares	2,180,183		2,630,183		1,677,182		2,077,182

	WBI BullBear Global Income ETF				WBI Power Factor® High Dividend ETF
	Six-Months Ended				Six-Months Ended
	December 31, 2020		Year Ended		December 31, 2020		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	—	$—	150,000	$3,460,740
Shares Redeemed	(500,000)	(12,168,415)	(2,500,000)	(62,668,770)	(350,000)	(7,019,705)	(2,100,000)	(43,039,205)
	(500,000)	$(12,168,415)	(2,500,000)	$(62,668,770)	(350,000)	$(7,019,705)	(1,950,000)	$(39,578,465)
Beginning Shares	2,900,000		5,400,000		2,250,000		4,200,000
Ending Shares	2,400,000		2,900,000		1,900,000		2,250,000

	WBI BullBear Trend Switch US 3000 Total Return ETF				WBI BullBear Trend Switch US Total Return ETF
	Six-Months Ended				Six-Months Ended
	December 31, 2020		Year Ended		December 31, 2020		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	50,000	$948,185	900,000	$17,998,358	—	$—	1,800,000	$35,853,810
Shares Redeemed	(575,000)	(10,514,465)	(1,100,000)	(21,681,638)	(775,000)	(13,071,735)	(175,000)	(3,567,117)
	(525,000)	$(9,566,280)	(200,000)	$(3,683,280)	(775,000)	$(13,071,735)	1,625,000	$32,286,693
Beginning Shares	2,075,000		2,275,000		1,625,000		—
Ending Shares	1,550,000		2,075,000		850,000		1,625,000

Absolute Shares Trust
Expense Examples
For the Period Ended December 31, 2020 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 – December 31, 2020).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI BullBear Rising Income 3000 ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,086.60	$6.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI BullBear Value 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,058.00	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI BullBear Yield 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,054.90	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.26

WBI BullBear Quality 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,026.30	$6.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.31

Absolute Shares Trust
Expense Examples (concluded)
For the Period Ended December 31, 2020 (Unaudited)

WBI BullBear Global Income ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,077.60	$6.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.35	$5.92

WBI Power Factor® High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,245.60	$3.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.57

WBI BullBear Trend Switch US 3000 Total Return ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,200.00	$3.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.66	$3.59

WBI BullBear Trend Switch US Total Return ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2020	December 31, 2020	During the Period^
Actual	$1,000.00	$1,073.70	$3.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.43	$3.81
_________
^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, multiplied by 184/365 to reflect the one-half year period.

Absolute Shares Trust

Information About the Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on its website at www.wbietfs.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbietfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 772-5810 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 772-5810, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbietfs.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.wbietfs.com.

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Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Road Suite 105
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Road Suite 105
Red Bank, New Jersey  07701

Index Provider (WBIY only)
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered
Public Accounting Firm
KPMG LLP
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, New York  10022

WBI BullBear Rising Income 3000 ETF	WBIE
WBI BullBear Value 3000 ETF	WBIF
WBI BullBear Yield 3000 ETF	WBIG
WBI BullBear Quality 3000 ETF	WBIL
WBI BullBear Global Income ETF	WBII
WBI Power Factor® High Dividend ETF	WBIY
WBI BullBear Trend Switch US 3000 Total Return ETF	WBIT
WBI BullBear Trend Switch US Total Return ETF	WBIN

Item 1(b).

Not Applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*       /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date   March 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date   March 9, 2021

By (Signature and Title)*       /s/Steven Van Solkema
Steven Van Solkema, Treasurer and Principal Financial Officer

Date   March 9, 2021

* Print the name and title of each signing officer under his or her signature.